Contingencies (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of Ab Inbev's Material Tax Proceedings Related to Ambev and Its Subsidiaries
AMBEV TAX MATTERS
As of 30 June 2020, AB InBev’s material tax proceedings are related to Ambev and its subsidiaries. Estimates of amounts of possible loss are as follows:

Million US dollar	30 June 2020	31 December 2019
Income tax and social contribution	8 366	10 781
Value-added and excise taxes	4 179	5 514
Other taxes	867	1 018

	13 412	17 313